EQUITY (Details Textual) $ / shares in Units, ₪ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Sep. 04, 2012	Feb. 22, 2017 USD ($) $ / shares	Nov. 30, 2014 ILS (₪)	Mar. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2007 shares	Aug. 14, 2016 USD ($) $ / shares	Feb. 21, 2016 USD ($) $ / shares	Oct. 31, 2015 shares	Aug. 12, 2015 USD ($) $ / shares	Feb. 05, 2015 USD ($) $ / shares	Nov. 30, 2014 $ / shares shares	Aug. 19, 2014 USD ($) $ / shares	Feb. 18, 2014 USD ($) $ / shares	Sep. 10, 2012 USD ($) $ / shares
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											1,167			1,167
Exercised - Aggregate intrinsic value | $					$ 112	$ 210	$ 741
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options | $					$ 60
Dividends Payable, Amount Per Share | $ / shares									$ 0.085	$ 0.09		$ 0.095	$ 0.081		$ 0.095	$ 0.12	$ 0.31
Dividends Payable | $									$ 3,770	$ 3,991		$ 4,204	$ 3,582		$ 4,195	$ 4,468	$ 11,448
Dividend Distribution Maximum Percentage	50.00%
Share-based Compensation Arrangement By Share-based Payment Award Options Nonvested Grant Date Fair Value | ₪			₪ 5,910
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price | $ / shares														$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Subsequent Event [Member]
Class of Stock [Line Items]
Dividends Payable, Amount Per Share | $ / shares		$ 0.085
Dividends Payable | $		$ 3,774
Dividends Payable, Date to be Paid		Apr. 05, 2017
Payment Seven [Member]
Class of Stock [Line Items]
Dividends Payable, Date to be Paid					Sep. 10, 2015
2007 Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized						250,000		1,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Additional Shares Authorized						250,000		1,000,000
2007 Plan [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
2007 Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years
Common Stock [Member]
Class of Stock [Line Items]
Issuance of shares (in shares)				6,903,141		0	6,903,141,000
Issuance of Ordinary shares | $				$ 54,726
Shares Issued, Price Per Share | $ / shares				$ 8.5